Property, Plant and Equipment - Components (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment:
Property, plant and equipment, gross	$ 2,166	$ 1,821
Accumulated depreciation	(1,874)	(1,814)
Disposed due to disposal of a subsidiary	292
Property, plant and equipment, net		7
Motor vehicles
Property, plant and equipment:
Property, plant and equipment, gross	1,814	1,814
Computer equipment
Property, plant and equipment:
Property, plant and equipment, gross	9	$ 7
Furniture & office equipment
Property, plant and equipment:
Property, plant and equipment, gross	144
Fixtures & Fittings
Property, plant and equipment:
Property, plant and equipment, gross	$ 199